Derivatives - Cash Flow Hedges - Gain (Loss) in OCI or Reclassified from AOCI (Details) - Cash flow hedge - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Derivative	$ 108	$ (113)	$ (26)
Foreign currency forward/option contracts
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Derivative	108	(111)	96
Interest rate contracts
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Derivative	$ 0	$ (2)	$ (122)